SCHEDULE OF REVENUE DISAGGREGATED BY TIMING OF REVENUE RECOGNITION (Details)	12 Months Ended
	Dec. 31, 2025 USD ($)	Dec. 31, 2025 HKD ($)	Dec. 31, 2024 HKD ($)	Dec. 31, 2023 HKD ($)
Disaggregation of Revenue [Line Items]
Revenue	$ 1,481,248	$ 11,529,000	$ 12,784,230	$ 13,792,030
Transferred at Point in Time [Member]
Disaggregation of Revenue [Line Items]
Revenue	1,256,536	9,780,000	12,130,000	11,605,000
Transferred over Time [Member]
Disaggregation of Revenue [Line Items]
Revenue	$ 224,712	$ 1,749,000	$ 654,230	$ 2,187,030